Income Taxes (Details 2)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income tax (expense) benefit at federal statutory rate	34.00%	34.00%
State and local taxes	(2.60%)	11.00%
Federal tax reform	(55.00%)
Valuation allowance	25.30%	185.70%
Payable true-up	(3.80%)
Other	(1.90%)	(0.80%)
NOL adjustment		(229.90%)
Effective tax rate	(4.00%)	0.00%